Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 20,630	$ 19,162
Less: accumulated depreciation	(12,318)	(11,303)
Property, plant and equipment, net	8,312	7,859
Machinery and Equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	7,519	6,608
Building improvement [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	6,885	6,582
Land use rights [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	3,628	3,521
Office equipment, furniture and fixtures [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,077	1,965
Automobiles [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 521	$ 486